Note 6 - Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Accrued Liabilities [Text Block]
6.
     Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	June 30, 2017	December 31, 2016
Deferred payroll and related expenses	$928	$637
Clinical trial related expense	117	97
Professional services	41	70
Product and process development expenses	31	29
Other	2	9
Total accrued liabilities	$1,119	$842

5
.
Accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	December 3 1 , 2016	December 31, 2015
Deferred payroll and related expenses	$637	$169
Clinical trial related expense	97	—
Professional services	70	75
Product and process development expenses	29	259
Other	9	2
Total accrued liabilities	$842	$505